Operating Lease Liabilities (Details) - Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases	Mar. 31, 2024	Mar. 31, 2023
Weighted average remaining lease term (Years)
Operating leases Weighted average remaining lease term (Years)	4 years	2 years
Weighted average discount rate (%)
Operating leases Weighted average discount rate (%)	5.00%	3.00%